Earnings Per Share - Basic and Diluted Net Income (Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Jul. 02, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share
Net income (loss)									$ (437)	$ 46	$ (391)	$ 185
Less: Net income attributable to GE O&G pre-merger											42	254
Less: Net loss attributable to noncontrolling interests											(330)	(69)
Net loss attributable to Baker Hughes, a GE company	$ 31	$ (134)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			$ (103)	$ 0
Class A
Weighted average shares outstanding:
Weighted average common shares outstanding, basic (in shares)											427
Net loss per share attributable to common stockholders:
Earnings per share, basic and diluted (in dollars per share)											$ (0.24)